Summary of Significant Accounting Policies (Details)	6 Months Ended
Jun. 30, 2015
Minimum [Member]
Summary of estimated service live of assets [Abstract]
Computer equipment	3 years
Maximum [Member]
Summary of estimated service live of assets [Abstract]
Computer equipment	5 years